Shareholder Report, Average Annual Return (Details)		12 Months Ended			24 Months Ended	25 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended			72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
AST ClearBridge Dividend Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.72%									10.33%							10.34%
AST Cohen & Steers Realty Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			6.67%									4.37%							6.10%
AST Emerging Markets Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			4.65%									(0.83%)							1.01%
AST International Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.46%									5.52%							7.25%
AST Large-Cap Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			24.15%									12.51%							11.09%
AST Large-Cap Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			30.16%									15.38%							15.50%
AST Large-Cap Value Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			9.93%									9.72%							8.82%
AST MFS Global Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.51%									5.66%							7.30%
AST Small-Cap Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.86%									8.61%							9.69%
AST T. Rowe Price Natural Resources Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			3.86%									6.21%							3.87%
AST Bond Portfolio 2025
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.36%									1.94%							2.37%
AST Bond Portfolio 2026
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			4.57%									1.04%									1.95%
AST Bond Portfolio 2027
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			3.78%									0.40%					1.59%
AST Bond Portfolio 2028
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			2.61%									0.39%				1.64%
AST Bond Portfolio 2029
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			1.47%									0.00%			1.44%
AST Bond Portfolio 2030
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			1.00%									(0.66%)		1.71%
AST Bond Portfolio 2031
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			0.22%								(1.55%)
AST Bond Portfolio 2032
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			(0.63%)							(5.73%)
AST Bond Portfolio 2033
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			(1.80%)						(6.53%)
AST Bond Portfolio 2034
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			(2.51%)		0.55%
AST Bond Portfolio 2035
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent		(2.30%)
AST Core Fixed Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			1.44%									(0.93%)							1.72%
AST High Yield Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.57%									2.81%							4.50%
AST Investment Grade Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			1.95%									1.29%							2.66%
AST Multi-Sector Fixed Income Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			0.22%									(0.53%)							2.28%
AST Quantitative Modeling Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.14%									7.01%							7.18%
AST Advanced Strategies Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			11.00%									5.94%							6.81%
AST Balanced Asset Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			11.90%									6.47%							6.66%
AST Global Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			2.74%									(0.26%)						1.62%
AST Preservation Asset Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.80%									3.34%							4.34%
AST Prudential Growth Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			13.69%									6.26%							6.60%
AST Academic Strategies Asset Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.71%									3.78%							4.05%
AST Capital Growth Asset Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.40%									8.29%							8.02%
AST J.P. Morgan Aggressive Multi-Asset Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			12.27%									7.37%							7.79%
AST J.P. Morgan Conservative Multi-Asset Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			6.20%									3.49%							4.14%
AST J.P. Morgan Moderate Multi-Asset Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			9.83%									5.72%							5.93%
AST J.P. Morgan Fixed Income Central Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			2.28%			3.66%
AST PGIM Fixed Income Central Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			3.47%				4.01%
AST Target Maturity Central Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			2.36%					1.47%
MSCI Emerging Markets Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (GD)
Average Annual Return, Percent			8.05%									2.10%							4.04%
MSCI EAFE Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (GD)
Average Annual Return, Percent			4.35%									5.24%							5.71%
Bloomberg Global Aggregate USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent			3.39%									0.48%						2.16%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	[1]		25.02%									14.53%							13.10%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	1.25%	[1]	3.37%	3.01%	1.45%	1.01%	(2.41%)	(2.19%)	(0.33%)	(0.33%)	[1]	1.13%	0.97%	1.29%	1.44%		1.35%	[1]	1.35%
FTSE NAREIT All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent			4.92%									3.29%							5.83%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			33.36%									18.96%							16.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			14.37%									8.68%							8.49%
MSCI World Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (GD)
Average Annual Return, Percent			19.19%									11.70%							10.52%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			11.54%									7.40%							7.82%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Average Annual Return, Percent			15.15%									6.86%							8.09%
Lipper Global Natural Resources Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lipper Global Natural Resources Funds Index
Average Annual Return, Percent			1.68%									10.26%							4.52%
Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2025) Zero Coupon Swaps Index
Average Annual Return, Percent			4.01%									1.10%							2.14%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index
Average Annual Return, Percent			3.08%									0.65%									2.02%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index
Average Annual Return, Percent			2.16%									0.21%					1.63%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index
Average Annual Return, Percent			1.31%									(0.22%)				1.43%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index
Average Annual Return, Percent			0.62%									(0.63%)			1.05%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index
Average Annual Return, Percent			(0.13%)									(1.05%)		1.14%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index
Average Annual Return, Percent			(0.76%)								(1.45%)
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index
Average Annual Return, Percent			(1.36%)							(5.38%)
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index
Average Annual Return, Percent			(1.96%)						(6.44%)
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index
Average Annual Return, Percent			(2.61%)		0.40%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index
Average Annual Return, Percent		(3.20%)
Bloomberg US Corporate High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			8.19%									4.20%							5.16%
ICE BofA US High Yield Master II Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Master II Index
Average Annual Return, Percent			8.22%									4.04%							5.08%
Bloomberg US 5-10 Year Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 5-10 Year Government/Credit Bond Index
Average Annual Return, Percent			1.45%									0.03%							1.82%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[2]		0.02%									(0.62%)							2.36%
Bloomberg US Long Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Long Corporate Index
Average Annual Return, Percent			(1.95%)									(1.84%)							2.20%
Custom Blended Index 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[3]		11.26%									7.33%							7.12%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[4]		12.08%									7.31%							7.42%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[5]		7.47%									4.17%							4.94%
Custom Blended Index 5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[6]		13.77%									8.45%							8.32%
Custom Blended Index 6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[7]		8.02%									5.62%							5.30%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[8]		14.91%									9.15%							8.86%
Custom Blended Index (prior to 11/14/2024) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index (prior to 11/14/2024)
Average Annual Return, Percent	[9]		15.26%									9.68%							9.27%
Custom Blended Index (effective 11/14/2024) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index (effective 11/14/2024)
Average Annual Return, Percent	[9]		15.92%									9.53%							8.75%
Custom Blended Index 7 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[10]		8.16%									4.62%							5.17%
Custom Blended Index (prior to 11/14/2024)1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index (prior to 11/14/2024)
Average Annual Return, Percent	[9]		11.92%									6.90%							6.99%
Custom Blended Index (effective 11/14/2024)1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index (effective 11/14/2024)
Average Annual Return, Percent	[9]		12.34%									7.29%							7.10%

[1]	The Portfolio has added this broad-based index in response to new regulatory requirements.
[2]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%), which includes a cap of 7.5% on investments in the financials sector.
[3]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%), Wilshire US REIT Total Return Index (3.33%), Bloomberg US TIPS Index (3.33%), Bloomberg Commodity Total Return Index (3.33%), and ICE BofA US 3-Month Treasury Bill Index (5%).
[4]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond Index (40%).
[5]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond Index (65%).
[6]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (30%).
[7]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%), ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Total Return Index (9%), Bloomberg US TIPS Index (8%), and Bloomberg Commodity Total Return Index (8%).
[8]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (25%).
[9]	Prior to November 14, 2024, the Portfolio’s Custom Blended Index consisted of the MSCI All Country World Index (GD) (65%) and Bloomberg US Aggregate Bond Index (35%). Effective November 14, 2024, the Portfolio’s Custom Blended Index was revised to include the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%) because the Manager believes the updated index composition provides a more appropriate basis for performance comparisons.
[10]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).